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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JANUARY 14, 2004.

        Report for the Calendar Year or Quarter Ended September 30, 2003

                Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one.) :
                              [X] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109 Greenwich, Ct 06830

Form 13F File Number: 28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title: Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman         Greenwich, CT               1/23/2004
        (Name)                 (City, State)                 (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10 Items

Form 13F Information Table Value Total: $249,345 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                              MARKET
                                                              VALUE                        INVESTMENT     OTHER       VOTING
ISSUER                             CLASS         CUSIP       (x$1000)    SHRS     SH/PRN   DISCRETION    MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
Gallagher Arthur J. & Co.      COMMON STOCK    363576109      36,792   1,301,000    SH        SOLE         NONE     1,301,000
BearingPoint, Inc.             COMMON STOCK     74002106      14,790   1,853,400    SH        SOLE         NONE     1,853,400
Comcast Corporation            COMMON STOCK    20030n200      19,171     646,800    SH        SOLE         NONE       646,800
Eastman Kodak Company          COMMON STOCK    277461109      39,032   1,863,999    SH        SOLE         NONE     1,863,999
FTI Consulting, Inc.           COMMON STOCK    302941109      50,971   2,937,800    SH        SOLE         NONE     2,937,800
Fidelity Nat'l Financial       COMMON STOCK    316326107           1          40    SH        SOLE         NONE            40
HCA Inc.                       COMMON STOCK    404119109      26,318     714,000    SH        SOLE         NONE       714,000
Iron Mountain                  COMMON STOCK    462846106       5,191     144,600    SH        SOLE         NONE       144,600
Laboratory Corp. of America    COMMON STOCK    50540R409      38,030   1,325,100    SH        SOLE         NONE     1,325,100
Schering-Plough Corp           COMMON STOCK    806605101      19,050   1,250,000    SH        SOLE         NONE     1,250,000